UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-09155

 NAME OF REGISTRANT:                     Eaton Vance New Jersey Municipal
                                         Income Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


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

Eaton Vance New Jersey Municipal Income Trust
--------------------------------------------------------------------------------------------------------------------------
 PR ELECTRIC POWER AUTHORITY (PREPA)                                                         Agenda Number:  934512179
--------------------------------------------------------------------------------------------------------------------------
        Security:  74526QPM8
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:  US74526QPM86
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          For
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.




--------------------------------------------------------------------------------------------------------------------------
 PR ELECTRIC POWER AUTHORITY (PREPA)                                                         Agenda Number:  934512179
--------------------------------------------------------------------------------------------------------------------------
        Security:  74526QPS5
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          For
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.




--------------------------------------------------------------------------------------------------------------------------
 PR ELECTRIC POWER AUTHORITY (PREPA)                                                         Agenda Number:  934512179
--------------------------------------------------------------------------------------------------------------------------
        Security:  74526QPT3
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:  US74526QPT30
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          For
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.




--------------------------------------------------------------------------------------------------------------------------
 PR SALES TAX FINANCING CORP. (COFINA)                                                       Agenda Number:  934511595
--------------------------------------------------------------------------------------------------------------------------
        Security:  74529JNU5
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:  US74529JNU50
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          For
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.




--------------------------------------------------------------------------------------------------------------------------
 PR SALES TAX FINANCING CORP. (COFINA)                                                       Agenda Number:  934511595
--------------------------------------------------------------------------------------------------------------------------
        Security:  74529JAL9
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:  US74529JAL98
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          For
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.




--------------------------------------------------------------------------------------------------------------------------
 PR SALES TAX FINANCING CORP. (COFINA)                                                       Agenda Number:  934511595
--------------------------------------------------------------------------------------------------------------------------
        Security:  74529JHL2
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:  US74529JHL26
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          For
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance New Jersey Municipal Income Trust
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/14/2017